SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Residual value of intangible assets	$ 0
Advertising expenses	16,595	$ 11,455
Amortization of debt issuance costs and debt discounts	$ 2,361	$ 551
Vesting period	4 years
Number of operating segments | segment	2
Minimum [Member]
Estimated useful lives of intangible assets with definite lives and other long-lived assets	1 year
Maximum [Member]
Estimated useful lives of intangible assets with definite lives and other long-lived assets	20 years
Website and internal-use software
Estimated useful life of the enhancements	3 years